Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	$ 345,050,341	$ 345,019,584	$ 345,019,584
Level 1 [Member] | Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Warrant Liability	5,133,600	8,047,125	8,047,125
Level 2 [Member] | Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Warrant Liability	$ 3,729,920	$ 5,846,800	$ 5,846,800